Investments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2017	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020
Investments [Line Items]
Common stock Owned, Balance, Shares of Arbutus		16,013,540	16,013,540			16,013,540
Preferred stock Owned, Balance, Shares of Arbutus		1,164,000	1,164,000			1,164,000
Aggregate fair value investment		$ 180,359	$ 188,978			$ 188,978	$ 93,445
Preferred stock issued and sold								639,140	639,140	13,411,311
Carrying value of long-term investment		$ 100,563	$ 100,563			$ 100,563	$ 0
Common stock		222,669,799	222,669,799			222,669,799	214,879,058
Series B Preferred Stock [Member]
Investments [Line Items]
Preferred stock issued and sold									13,411,311
Other Investments [Member]
Investments [Line Items]
Aggregate fair value investment		$ 11,900	$ 11,100			$ 11,100	$ 8,900
Arbutus Biopharma Corporation [Member]
Investments [Line Items]
Premium on the conversion price, percentage	15.00%
Annual compounded conversion rate for preferred share		8.75%	8.75%			8.75%
Conversion price		$ 7.13	$ 7.13			$ 7.13
Closing price	$ 6.20
Ownership interest, percentage					49.90%
Maximum allowed ownership interest percentage					49.99%
Aggregate fair value investment		$ 117,700	$ 129,400			$ 129,400	39,200
Unrealized gain (loss) on investments		$ (11,700)		$ 31,500		$ 90,200	$ 99,900
Closing price of common stock		$ 3.03	$ 3.33			$ 3.33	$ 1.01
Equity method investment ownership percentage		32.00%
Common stock			16,013,540			16,013,540	16,013,540
Preferred stock			1,164,000			1,164,000	1,164,000
Sio Gene Therapies Inc [Member]
Investments [Line Items]
Ownership interest, percentage		27.00%
Aggregate fair value investment		$ 50,700	$ 48,500			$ 48,500	$ 45,300
Unrealized gain (loss) on investments		$ 2,200		7,100		$ 3,200	$ 31,600
Closing price of common stock		$ 2.73	$ 2.61			$ 2.61	$ 2.44
Gain on deconsolidation							$ 107,300
Datavant Holdings, Inc [Member]
Investments [Line Items]
Aggregate fair value investment		$ 99,000	$ 99,000			$ 99,000
Gain on deconsolidation				$ 86,500		86,500
Carrying value of long-term investment		$ 100,600	$ 100,600			$ 100,600
Datavant Holdings, Inc [Member] | Series B Preferred Stock [Member]
Investments [Line Items]
Gross proceeds from issuance of stock									$ 27,200	$ 27,200
Preferred stock issued and sold									1,065,234	1,065,234
Total purchase price										$ 2,500
Issued relating to the conversion of certain liability instruments										1,800,253